Commitment and contingencies - Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Office in Athens
Twelve months ending June 30, 2014	$ 88
Twelve months ending June 30, 2015	88
Twelve months ending June 30, 2016	88
Six months ended December 31, 2017	44
Offices Of Ocean Rig UDW
Twelve months ending June 30, 2014	2,080
Twelve months ending June 30, 2015	901
Twelve months ending June 30, 2016	627
Twelve months ending June 30, 2017	273
Twelve months ending June 30, 2018	236
Twelve months ending June 30, 2019 and thereafter	$ 2,021